Northern Lights Variable Trust

Adaptive Allocation Portfolio

Incorporated herein by reference is the definitive version of the prospectus for the Adaptive Allocation Portfolio, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 7, 2013 (SEC Accession No. 0000910472-13-001716).